Capitalized Software, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Research and Development [Abstract]
Summary of Capitalized Software, Net
Capitalized software, net consists of the following:

	September 30, 2022	December 31, 2021
Website costs	$4,120	$3,571
Development in process	3,066	2,294
Less: Accumulated amortization	(2,068)	(1,311)

Capitalized software, net	$5,118	$4,554

Capitalized software, net consist of the following (in thousands):

	2021	2020
Website costs	$3,571	$2,522
Development in process	2,294	703
Less: accumulated amortization	(1,311)	(625)

	$4,554	$2,600